Details of Consolidated Statements of Cash Flows - Changes in Non-Cash Operating Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable	$ (46)	$ (909)	$ (589)
Inventories	(315)	(282)	(164)
Prepaid expenses and other	36	(49)	(9)
Accounts payable	249	475	550
Accrued salaries and wages	37	80	93
Other accrued liabilities	97	87	65
Income taxes (payable) receivable	16	(29)	203
Deferred revenue	(2)	(4)	(3)
Changes in non-cash operating assets and liabilities	$ 72	$ (631)	$ 146